CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2024	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024
Operating activities
Net loss for the period		$ 3,522,625	$ (1,717,619)	$ (5,091,435)	$ (6,828,193)
Items not affecting cash:
Depreciation		231	450	953	1,374
Share based compensation				484,577	1,048,750
Change in fair value of derivative liabilities		0	49,500	(719,000)	50,700
Change in fair value of mandatory convertible debentures		0	0	(70,500)	0
Change in fair value of warrant liabilities	$ 454,571			(5,651,008)	0
Change in fair value of stock option liabilities				(294,441)	0
Gain on settlement of accounts payable				(899,015)	0
Loss on investment in associate		298,804	0	405,654	0
Impairment of carbon credits		(18)	0	1,207,782	0
Stop-loss provision loss		76,535	0	1,101,248	0
Non-cash general and administrative				0	50,000
Accrued interest				149,905	7,224
Accretion expense				226,853	23,073
Changes in non-cash working capital items:
Trade receivable				(9,164)	0
GST receivable				(37,350)	0
Other receivables				(171,573)	(30,406)
Carbon credits				(97,904)	0
Prepaid expenses				(60,857)	245,941
Accounts payable and accrued liabilities				4,761,674	4,010,175
Net cash used in operating activities				(4,763,601)	(1,421,362)
Investing activity
Cash assumed on RTO				1,661,645	0
Net cash provided by investing activity				1,661,645	0
Financing activities
Proceeds from convertible debentures				285,650	863,516
Proceeds from warrant exercise				86,237	176,113
Proceeds from PIPE financing				2,230,000	0
Proceeds from ELOC drawdown				481,530	0
Net cash provided by financing activities				3,083,417	1,039,629
Effect of exchange rate changes on cash				1,435	(5,248)
Net decrease in cash				(17,104)	(386,981)
Cash, Beginning	$ 21,106			21,106	489,971	$ 489,971
Cash, Ending		$ 4,002	$ 102,990	4,002	102,990	$ 21,106
Supplemental information:
Financing costs in accounts payable and accrued liabilities				0	41,039
Fair value of warrants exercised				389,729	0
Fair value of securities issued for the RTO (Note 4)				3,147,118	0
Fair value of securities issued for settlement of accounts payable				10,888,912	0
Fair value of securities issued for services				585,155	0
Fair value of securities issued for carbon credits				1,982,424	0
Fair value of securities issued for the acquisition of interest in associate				1,220,000	0
Fair value of securities issued for ELOC commitment				$ 363,333	$ 0